Outstanding Claims (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Gross [Member]
Statement Line Items [Line Items]
At the beginning of the year Reported claims	$ 292,722,079	$ 285,770,257
Claims incurred but not reported	120,330,776	98,609,584
Reported claims, net	413,052,855	384,379,841
Claims paid	(66,222,905)	(131,151,122)
Provided during the year related to current accident year	116,913,637	150,799,594
Provided during the year related to previous accident years	(22,302,488)	9,024,542
At the end of the year	441,441,099	413,052,855
At the end of the year Reported claims	290,764,771	292,722,079
Claims incurred but not reported	150,676,328	120,330,776
Total movement in outstanding claims	441,441,099	413,052,855
Reinsurers' share [Member]
Statement Line Items [Line Items]
At the beginning of the year Reported claims	(163,190,980)	(170,124,934)
Claims incurred but not reported	(13,021,444)	(17,440,448)
Reported claims, net	(176,212,424)	(187,565,382)
Claims paid	30,960,588	53,113,606
Provided during the year related to current accident year	(41,438,132)	(26,443,648)
Provided during the year related to previous accident years	11,113,755	(15,317,000)
At the end of the year	(175,576,213)	(176,212,424)
At the end of the year Reported claims	(152,486,635)	(163,190,980)
Claims incurred but not reported	(23,089,578)	(13,021,444)
Total movement in outstanding claims	(175,576,213)	(176,212,424)
Net [Member]
Statement Line Items [Line Items]
At the beginning of the year Reported claims	129,531,099	115,645,323
Claims incurred but not reported	107,309,332	81,169,136
Reported claims, net	236,840,431	196,814,459
Claims paid	(35,262,317)	(78,037,516)
Provided during the year related to current accident year	75,475,505	124,355,946
Provided during the year related to previous accident years	(11,188,733)	(6,292,458)
At the end of the year	265,864,886	236,840,431
At the end of the year Reported claims	138,278,136	129,531,099
Claims incurred but not reported	127,586,750	107,309,332
Total movement in outstanding claims	$ 265,864,886	$ 236,840,431